Consolidated Schedule of Investments
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–86.35%(b)(c)
Aerospace & Defense–1.46%
ADB Safegate Lux (CEP IV/ADBAS) (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.75%)	7.45%	10/05/2026	EUR	4,000	$4,527,993
Arxis
Delayed Draw Term Loan(d)	0.00%	02/26/2032		$127	125,871
Term Loan B (3 mo. Term SOFR + 2.75%)	7.08%	02/26/2032		1,341	1,334,233
AVS (Ramudden Global) (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	5.56%	12/10/2029	EUR	4,000	4,515,208
Brown Group Holding LLC (Signature Aviation US Holdings, Inc.), Incremental Term Loan B-2 (1 mo. Term SOFR + 2.75%)	6.78%	07/01/2031		1,717	1,713,683
Gogo Intermediate Holdings LLC, Term Loan (1 mo. Term SOFR + 3.75%)	8.19%	04/30/2028		3,260	3,178,502
Greenrock Finance, Inc., Term Loan (3 mo. Term SOFR + 4.25%)	8.05%	07/06/2029		2,476	2,480,017
KKR Apple Bidco LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.83%	09/22/2028		6,013	5,988,580
Peraton Corp., First Lien Term Loan B (1 mo. Term SOFR + 3.75%)	8.18%	02/01/2028		5,184	4,504,786
Propulsion (BC) Newco LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	7.55%	09/14/2029		2,828	2,838,594
Rand Parent LLC, Term Loan B (3 mo. Term SOFR + 3.00%)	7.30%	03/18/2030		3,800	3,735,624
					34,943,091
Air Transport–0.99%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.)
Term Loan B (3 mo. Term SOFR + 2.25%)	6.52%	04/20/2028		13,413	13,293,727
Term Loan B(e)	–	05/07/2032		1,027	1,032,986
American Airlines, Inc.
Term Loan (1 mo. Term SOFR + 2.25%)	6.51%	06/04/2029		1,250	1,236,257
Term Loan B (6 mo. Term SOFR + 2.25%)	6.50%	02/15/2028		766	757,147
Stonepeak Nile Parent LLC, Term Loan B (3 mo. Term SOFR + 2.75%)	9.25%	02/15/2032		6,772	6,769,463
United AirLines, Inc., Term Loan B (3 mo. Term SOFR + 2.00%)	6.28%	02/24/2031		604	606,021
					23,695,601
Automotive–3.18%
Adient PLC, Term Loan B-2 (1 mo. Term SOFR + 2.75%)	6.58%	01/31/2031		1,946	1,941,567
Autokiniton US Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	8.44%	04/06/2028		2,445	2,368,663
Belron Group S.A., Term Loan B (3 mo. Term SOFR + 2.75%)	7.05%	10/16/2031		8,443	8,488,450
Driven Holdings LLC, Term Loan (1 mo. Term SOFR + 3.00%)(f)	7.44%	12/17/2028		862	862,286
Engineered Components & Systems LLC, Term Loan (1 mo. Term SOFR + 6.00%)(f)	10.33%	08/30/2030		5,401	5,171,358
First Brands Group LLC
First Lien Incremental Term Loan (3 mo. Term SOFR + 5.00%)	9.54%	03/30/2027		3,859	3,739,877
First Lien Term Loan (3 mo. Term SOFR + 5.00%) (Acquired 01/04/2024-10/17/2024; Cost $2,672,648)(g)	9.54%	03/30/2027		2,691	2,608,366
Highline Aftermarket Acquisition LLC, Term Loan B (1 mo. Term SOFR + 3.50%)(f)	7.83%	02/15/2030		9,892	9,928,688
Lippert Components, Inc., Term Loan B (1 mo. Term SOFR + 2.00%)(f)	6.83%	03/19/2032		4,160	4,176,054
LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Term Loan B-1 (3 mo. Term SOFR + 2.50%)	6.83%	04/23/2031		9,202	9,153,448
Madison Safety & Flow LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	7.08%	09/26/2031		2,550	2,556,883
Mavis Tire Express Services Topco Corp., Term Loan B (3 mo. Term SOFR + 3.00%)	7.33%	05/04/2028		9,170	9,108,977
Paint Intermediate III LLC (Wesco Group), Term Loan B (3 mo. Term SOFR + 3.00%)	7.30%	09/11/2031		1,824	1,828,053
PowerStop LLC, Term Loan B (1 mo. Term SOFR + 4.75%)	9.13%	01/24/2029		7,874	5,941,493
Project Boost Purchaser LLC, Term Loan (3 mo. Term SOFR + 3.00%)	7.30%	07/16/2031		3,040	3,039,071
Valvoline, Inc., Term Loan B(e)	–	03/19/2032		1,884	1,889,701
Wand Newco 3, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.83%	01/30/2031		3,240	3,214,843
					76,017,778
Beverage & Tobacco–0.30%
AI Aqua Merger Sub, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.32%	07/31/2028		7,182	7,149,019
Brokers, Dealers & Investment Houses–0.75%
Ascensus Group Holdings, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	08/02/2028		1,069	1,067,278
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Brokers, Dealers & Investment Houses–(continued)
Creative Planning (CPI Holdco B LLC)
Incremental Term Loan B (1 mo. Term SOFR + 2.25%)	6.58%	05/17/2031		$8,218	$8,224,372
Term Loan B (1 mo. Term SOFR + 2.00%)	6.33%	05/17/2031		3,995	3,992,199
Orion US Finco (OSTTRA)
Term Loan B(e)	–	05/20/2032		3,413	3,418,915
Term Loan B(e)	–	05/20/2033		1,140	1,142,587
					17,845,351
Building & Development–4.65%
BME Holding B.V. (CRHEUD) (Netherlands), Term Loan B-2 (3 mo. EURIBOR + 4.75%)	6.94%	12/31/2029	EUR	2,000	2,019,126
Brookfield Retail Holdings VII Sub 3 LLC
Term Loan B (1 mo. Term SOFR + 2.60%)	6.92%	08/27/2025		857	856,958
Term Loan B(e)(f)	–	05/28/2030		2,325	2,306,994
Chariot Buyer LLC, First Lien Term Loan (1 mo. Term SOFR + 3.25%)	7.68%	11/03/2028		7,560	7,541,033
Construction Partners, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.83%	10/29/2031		5,806	5,818,388
Core & Main L.P., Term Loan D (6 mo. Term SOFR + 2.00%)	6.27%	07/27/2028		2,550	2,555,010
Empire Today LLC
Term Loan (3 mo. Term SOFR + 5.26%)(f)	9.54%	08/03/2029		13,866	6,170,186
Term Loan A (3 mo. Term SOFR + 5.76%)(f)	10.04%	08/03/2029		4,135	3,762,378
Term Loan B (3 mo. Term SOFR + 5.76%)(f)	10.04%	08/03/2029		4,122	3,751,203
Flakt Woods (Fusilli Holdco) (France), Term Loan B (6 mo. EURIBOR + 5.00%) (Acquired 02/01/2022-04/24/2024; Cost $2,005,566)(g)	7.17%	04/12/2026	EUR	1,815	2,068,826
Gulfside Supply, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	7.30%	06/17/2031		4,793	4,800,592
Icebox Holdco III, Inc.
First Lien Term Loan (3 mo. Term SOFR + 3.75%)	8.06%	12/22/2028		6,577	6,600,217
Second Lien Term Loan (3 mo. Term SOFR + 6.75%)	11.31%	12/21/2029		1,544	1,549,677
Interior Logic Group, Inc. (Signal Parent), Term Loan B (1 mo. Term SOFR + 3.50%)	7.88%	04/01/2028		6,251	4,242,159
IPS Corp./CP Iris Holdco, First Lien Term Loan (1 mo. Term SOFR + 3.50%)	7.83%	10/02/2028		6,006	6,004,061
Janus International Group LLC, Term Loan (3 mo. Term SOFR + 2.50%)	6.78%	08/03/2030		6,730	6,700,391
LHS Borrow LLC (Leaf Home Solutions), Term Loan (1 mo. Term SOFR + 4.75%)	9.18%	02/16/2029		13,342	12,691,869
MI Windows and Doors LLC, Incremental Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	03/28/2031		4,810	4,806,092
Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. Term SOFR + 4.50%)	8.55%	04/29/2029		5,098	4,626,276
Quikrete Holdings, Inc.
Term Loan B (1 mo. Term SOFR + 2.25%)	6.58%	03/19/2029		4,615	4,616,811
Term Loan B-1 (1 mo. Term SOFR + 2.25%)	6.58%	04/14/2031		8,132	8,106,458
QXO / Beacon Roofing, Term Loan B (1 mo. Term SOFR + 3.00%)	7.28%	04/23/2032		4,015	4,032,763
TAMKO Building Products LLC, Term Loan B (3 mo. Term SOFR + 2.75%)	7.08%	09/20/2030		3,452	3,463,281
Tecta America Corp., Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	02/08/2032		2,047	2,052,720
					111,143,469
Business Equipment & Services–10.55%
AlixPartners LLP, Term Loan (1 mo. Term SOFR + 2.50%)	6.94%	02/04/2028		4,321	4,332,117
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan (1 mo. Term SOFR + 3.75%)	8.18%	05/12/2028		8,027	8,047,604
Azuria Water Solutions, Inc.
Delayed Draw Term Loan(d)	0.00%	05/17/2028		191	190,465
Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	05/17/2028		6,016	6,003,351
Boost Newco Borrower LLC (WorldPay), Term Loan B (3 mo. Term SOFR + 2.00%)	6.30%	01/31/2031		10,344	10,375,172
Checkout Holding Corp. (Catalina Marketing), Term Loan (1 mo. Term SOFR + 7.50%)	11.83%	05/10/2027		458	457,033
Cloud Software Group, Inc., Term Loan (3 mo. Term SOFR + 3.75%)	8.05%	03/21/2031		5,947	5,939,899
Constant Contact, Inc.
Second Lien Term Loan (3 mo. Term SOFR + 7.50%)	12.02%	02/12/2029		1,329	1,082,875
Term Loan (3 mo. Term SOFR + 4.00%)	8.52%	02/10/2028		13,024	12,263,138
Corporation Service Co., Term Loan B (1 mo. Term SOFR + 2.75%)	6.33%	11/02/2029		6,575	6,577,322
Deerfield Dakota Holding Corp.
First Lien Term Loan (3 mo. Term SOFR + 3.75%)	8.05%	04/09/2027		15,433	15,040,394
Second Lien Term Loan (3 mo. Term SOFR + 6.75%)	11.31%	04/07/2028		3,245	3,115,081
DTI HoldCo, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	8.33%	04/26/2029		5,805	5,806,693
Dun & Bradstreet Corp. (The), Term Loan B (1 mo. Term SOFR + 2.25%)	6.57%	01/18/2029		11,705	11,712,776
Garda World Security Corp. (Canada), Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	02/01/2029		14,202	14,180,862
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
GI Revelation Acquisition LLC, Term Loan B-4 (1 mo. Term SOFR + 3.75%)	8.08%	05/12/2028		$14,722	$14,682,965
I-Logic Tech Bidco Ltd. (Acuris) (United Kingdom), Term Loan (3 mo. Term SOFR + 3.75%)	8.05%	02/16/2028		3,636	3,640,343
ION Trading Technologies S.a.r.l. (Luxembourg), First Lien Term Loan (3 mo. Term SOFR + 3.50%)	7.80%	04/01/2028		11,446	11,456,744
Kantar Media (Luxembourg), Term Loan B(e)	–	03/06/2032	EUR	1,834	2,089,354
KronosNet CX Bidco (Comspa Konecta) (Spain), Term Loan B (6 mo. EURIBOR + 5.75%)	7.92%	10/25/2029	EUR	8,720	8,064,043
Learning Care Group (US) No. 2, Inc., Term Loan B (3 mo. Term SOFR + 4.00%)	8.28%	08/11/2028		3,905	3,914,456
Monitronics International, Inc., DIP Term Loan A (3 mo. Term SOFR + 7.50%) (Acquired 06/30/2023-02/16/2024; Cost $26,542,876)(g)	12.09%	06/30/2028		26,514	26,403,223
OCM System One Buyer CTB LLC, Term Loan B (3 mo. Term SOFR + 3.75%)(f)	8.05%	03/02/2028		5,100	5,115,578
Orchid Merger Sub II LLC, Term Loan (3 mo. Term SOFR + 4.75%) (Acquired 11/12/2021-02/03/2022; Cost $8,062,443)(g)	9.23%	07/27/2027		8,251	4,142,877
Prime Security Services Borrower, LLC
Term Loan (1 mo. Term SOFR + 2.00%)	6.33%	10/13/2030		453	453,400
Term Loan B (1 mo. Term SOFR + 1.75%)	6.08%	02/09/2032		2,175	2,162,950
Project Dragon (Voyix Digital Banking), Term Loan B (3 mo. Term SOFR + 3.00%)	7.30%	09/30/2031		7,568	7,602,489
Prometric Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.86%)	9.19%	01/31/2028		5,278	5,317,622
Rubix Group Finco Ltd. (Brammer/IPH) (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.00%)	6.14%	09/30/2028	EUR	1,128	1,289,531
Ryan LLC (Ryan Tax), Term Loan (1 mo. Term SOFR + 3.50%)	7.83%	11/14/2030		12,287	12,312,252
Socotec (Holding SAS) (France), Term Loan B (3 mo. Term SOFR + 3.75%)	8.06%	06/02/2028		1,175	1,183,250
Spin Holdco, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	8.56%	03/04/2028		29,030	24,980,687
Thermostat Purchaser III, Inc.
Delayed Draw Term Loan B(d)	0.00%	08/31/2028		524	526,697
Term Loan B (3 mo. Term SOFR + 4.25%)	8.55%	08/31/2028		4,761	4,783,623
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 4.75%)(f)	10.28%	03/20/2027		1,431	1,055,744
Verra Mobility Corp., Term Loan B (1 mo. Term SOFR + 2.25%)	6.58%	03/24/2028		5,758	5,794,148
					252,096,758
Cable & Satellite Television–3.70%
Altice Financing S.A. (Altice-Int’l) (Luxembourg)
Incremental Term Loan (3 mo. EURIBOR + 5.00%)	7.28%	10/31/2027	EUR	1,364	1,294,980
Term Loan (6 mo. Term SOFR + 1.75%)(f)	9.25%	07/15/2025		1,348	1,331,467
Term Loan B (3 mo. EURIBOR + 5.00%)	7.28%	10/31/2027	EUR	3,122	2,964,582
Atlantic Broadband Finance LLC (Cogeco)
Incremental Term Loan B-5 (1 mo. Term SOFR + 2.50%)	6.94%	09/01/2028		6,998	6,947,473
Term Loan B-1 (1 mo. Term SOFR + 3.25%)	7.58%	09/18/2030		6,795	6,745,241
Charter Communications Operating LLC, Term Loan B-5 (3 mo. Term SOFR + 2.25%)	6.55%	11/21/2031		3,159	3,160,769
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (6 mo. Term SOFR + 4.00%)	10.50%	08/14/2026		10,482	9,393,056
Term Loan B-11 (6 mo. Term SOFR + 1.75%)	9.25%	07/31/2025		1,469	1,296,664
Term Loan B-12 (6 mo. Term SOFR + 5.51%)	10.19%	01/31/2026		4,790	4,261,578
Term Loan B-14 (3 mo. EURIBOR + 5.50%)	7.78%	08/15/2028	EUR	6,726	7,058,843
Telenet - LG, Term Loan AR (1 mo. Term SOFR + 2.00%)	6.44%	04/30/2028		6,482	6,349,948
UPC - LG (Sunrise)
Term Loan AAA (6 mo. Term SOFR + 2.50%)	6.79%	02/17/2032		11,102	11,102,736
Term Loan AT (1 mo. Term SOFR + 2.25%)	6.69%	04/30/2028		116	116,394
Virgin Media 02 - LG (United Kingdom)
Term Loan Q (1 mo. Term SOFR + 3.25%)	7.69%	01/31/2029		12,724	12,566,138
Term Loan Y (6 mo. Term SOFR + 3.25%)	7.37%	03/31/2031		14,125	13,933,599
					88,523,468
Chemicals & Plastics–11.06%
A&R Logistics Holdings, Inc. (Quantix)
Incremental Term Loan (3 mo. Term SOFR + 6.90%)(f)	11.19%	08/03/2026		14,846	14,222,355
Incremental Term Loan (3 mo. Term SOFR + 6.90%)(f)	11.19%	08/06/2026		227	217,725
A-Gas Finco, Inc., Term Loan (3 mo. Term SOFR + 5.25%)	9.55%	12/14/2029		7,066	6,507,864
AkzoNobel Chemicals, Term Loan B (3 mo. Term SOFR + 3.25%)	7.55%	04/03/2028		4,334	4,353,226
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Aruba Investments, Inc.
First Lien Term Loan (1 mo. EURIBOR + 4.00%)	6.01%	11/24/2027	EUR	1,106	$1,212,753
First Lien Term Loan (1 mo. Term SOFR + 4.00%)	8.43%	11/24/2027		$896	877,017
Ascend Performance Materials Operations LLC
DIP Term Loan (1 mo. Term SOFR + 10.11%)(h)	14.44%	10/23/2025		5,100	4,946,765
Term Loan (Acquired 03/21/2022-02/04/2025; Cost $12,949,420)(g)(h)(i)	0.00%	08/27/2026		13,227	768,799
Austin Powder (A-AP Buyer, Inc.), First Lien Term Loan (1 mo. Term SOFR + 3.25%)	7.08%	09/09/2031		3,192	3,196,287
Caldic (Pearls BidCo) (Netherlands), Term Loan B (3 mo. Term SOFR + 4.00%)	7.53%	02/26/2029		4,648	4,623,691
Charter NEX US, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.09%	12/01/2030		8,208	8,233,336
Derby Buyer LLC (Delrin), Term Loan B (1 mo. Term SOFR + 3.00%)	7.34%	11/01/2030		3,600	3,561,216
Discovery Purchaser Corp. (BES)
First Lien Term Loan (3 mo. Term SOFR + 4.38%)	8.02%	10/04/2029		10,171	10,163,368
Second Lien Term Loan (3 mo. Term SOFR + 7.00%)	11.28%	10/04/2030		3,644	3,463,830
Eastman Tire Additives (River Buyer, Inc.), First Lien Term Loan (3 mo. Term SOFR + 5.25%) (Acquired 08/12/2021-02/14/2023; Cost $9,896,677)(g)	9.81%	11/01/2028		10,199	5,371,269
Flint Group (ColourOz Inv) (Germany)
PIK Term Loan B, 6.90% PIK Rate, 4.64% Cash Rate(j)	6.90%	12/31/2027		48	5,491
Term Loan (3 mo. EURIBOR + 4.25%)	6.43%	12/31/2026	EUR	6,105	6,706,750
Term Loan (3 mo. Term SOFR + 4.51%)	8.79%	12/31/2026		2,001	1,932,223
Fortis 333, Inc. (Ineos Composites), Term Loan B (3 mo. Term SOFR + 3.50%)	7.81%	02/06/2032		2,426	2,407,469
Fusion (Fusion UK Holding Ltd. & US HoldCo VAD, Inc.), Term Loan B (3 mo. Term SOFR + 3.75%)	8.05%	12/16/2031		3,324	3,280,161
Hasa Intermediate Holdings, LLC
Incremental Delayed Draw Term Loan(d)(f)	0.00%	01/10/2029		324	324,392
Incremental Term Loan (3 mo. Term SOFR + 4.75%)(f)	9.03%	01/10/2029		3,284	3,283,935
Revolver Loan(d)(f)	0.00%	01/10/2029		740	739,565
Revolver Loan (3 mo. Term SOFR + 4.75%)(f)	9.03%	01/10/2029		834	833,977
Ineos Quattro (STYRO)
Term Loan (1 mo. Term SOFR + 4.25%)	8.58%	10/01/2031		9,481	8,509,046
Term Loan B (1 mo. Term SOFR + 4.25%)	8.68%	04/02/2029		10,190	9,374,822
Term Loan B (1 mo. Term SOFR + 3.75%)	8.18%	03/14/2030		2,335	2,086,664
Ineos US Finance LLC
Term Loan (1 mo. Term SOFR + 3.25%)	7.58%	02/18/2030		15,973	15,503,701
Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	02/07/2031		10,626	10,291,631
Lummus Technology Holdings V LLC (Illuminate Buyer LLC), Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	12/31/2029		4,856	4,876,006
Nouryon Finance B.V., Term Loan B (3 mo. Term SOFR + 3.25%)	7.51%	04/03/2028		12,727	12,784,944
Oxea Corp. (OQ Chemicals) (Oman)
Term Loan B-1 (3 mo. EURIBOR + 2.78%)	5.38%	04/07/2031	EUR	10,372	11,274,432
Term Loan B-2 (3 mo. Term SOFR + 3.50%)	7.35%	04/07/2031		6,996	6,681,455
Potters Industries, Term Loan B (3 mo. Term SOFR + 3.00%)	7.33%	12/14/2027		2,140	2,149,123
Proampac PG Borrower LLC, Term Loan (1 mo. Term SOFR + 4.00%)	8.26%	09/15/2028		8,498	8,503,947
Trinseo Materials Operating S.C.A.
Incremental Term Loan (3 mo. Term SOFR + 2.50%)	6.94%	05/03/2028		7,303	3,174,732
Term Loan A (3 mo. Term SOFR + 9.50%)	12.74%	05/03/2028		2,273	2,295,992
Term Loan B (3 mo. Term SOFR + 8.50%)	12.74%	05/03/2028		16,730	16,946,048
Term Loan C (3 mo. Term SOFR + 8.50%)	12.74%	05/03/2028		1,977	2,001,491
Univar, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	7.07%	08/01/2030		8,317	8,305,790
USALCO LLC
Delayed Draw Term Loan(d)	0.00%	09/17/2031		379	380,617
Term Loan (3 mo. Term SOFR + 4.00%)	8.30%	09/17/2031		3,665	3,684,990
V Global Holdings LLC
Revolver Loan(d)	0.00%	12/22/2027		608	579,647
Revolver Loan (1 mo. Term SOFR + 5.85%)(f)	10.17%	12/22/2027		2,210	2,106,520
Term Loan (3 mo. Term SOFR + 5.90%)(f)	10.20%	12/22/2027		22,477	21,420,840
W. R. Grace Holdings LLC, Term Loan (3 mo. Term SOFR + 3.75%)	7.55%	09/22/2028		20,265	20,255,162
					264,421,064
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Clothing & Textiles–0.49%
ABG Intermediate Holdings 2 LLC
Incremental Term Loan (1 mo. Term SOFR + 2.25%)	6.58%	02/12/2032		$5,225	$5,189,406
Term Loan B (1 mo. Term SOFR + 2.25%)	6.58%	12/21/2028		6,457	6,423,134
					11,612,540
Containers & Glass Products–2.27%
Berlin Packaging LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	7.82%	06/07/2031		10,575	10,609,639
Duran Group (Blitz/DWK), Term Loan C-2 (1 mo. Term SOFR + 5.75%) (Acquired 03/31/2023; Cost $7,207,471)(f)(g)	9.80%	05/31/2026		7,291	6,744,450
Flex Acquisition Co., Inc.
Delayed Draw Term Loan(d)	0.00%	04/30/2032		142	140,780
Delayed Draw Term Loan (3 mo. Term SOFR + 3.25%)	7.47%	04/30/2032		4	4,354
Term Loan B (1 mo. Term SOFR + 3.25%)	7.49%	04/30/2032		8,356	8,301,644
Iris Holding, Inc., First Lien Term Loan (3 mo. Term SOFR + 4.85%)	9.13%	06/28/2028		4,762	4,568,219
Libbey Glass LLC, Term Loan B (3 mo. Term SOFR + 6.65%) (Acquired 11/22/2022-01/23/2025; Cost $13,863,200)(g)	10.93%	11/22/2027		14,391	13,959,123
Mold-Rite Plastics LLC (Valcour Packaging LLC)
Term Loan A-1 (1 mo. Term SOFR + 5.25%)	9.58%	10/04/2028		4,770	4,823,652
Term Loan A-2 (1 mo. Term SOFR + 1.61%)	5.95%	10/04/2028		5,840	4,984,440
					54,136,301
Cosmetics & Toiletries–0.24%
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	7.19%	06/29/2028	EUR	5,399	5,739,856
Drugs–0.38%
Grifols Worldwide Operations USA, Inc., Term Loan B (3 mo. Term SOFR + 2.00%)	6.48%	11/15/2027		9,171	9,151,925
Ecological Services & Equipment–1.37%
Anticimex Global AB (Sweden)
Term Loan B-1 (3 mo. Term SOFR + 3.50%)	7.66%	11/16/2028		1,020	1,021,416
Term Loan B-6 (1 mo. Term SOFR + 3.40%)	7.66%	11/16/2028		4,393	4,408,983
EnergySolutions LLC, Term Loan (1 mo. Term SOFR + 4.00%)(f)	7.58%	09/20/2030		7,600	7,618,470
Erie US Merger Sub, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.82%	02/04/2032		7,308	7,285,140
Groundworks LLC
Delayed Draw Term Loan(d)	0.00%	03/14/2031		842	841,479
Delayed Draw Term Loan (1 mo. Term SOFR + 3.50%)	7.32%	03/14/2031		159	159,079
Term Loan (1 mo. Term SOFR + 3.50%)	7.32%	03/14/2031		5,405	5,402,075
MIP V Waste LLC (GreenWaste), Term Loan (3 mo. Term SOFR + 3.00%)(f)	7.28%	12/08/2028		701	705,794
OGF (VESCAP/Obol France 3/PHM) (Netherlands), Term Loan B (3 mo. EURIBOR + 5.00%)	7.19%	12/29/2028	EUR	2,000	2,213,946
Tidal Waste & Recycling Holdings LLC (Coastal Waste & Recyling), Term Loan (3 mo. Term SOFR + 3.50%)	7.80%	10/03/2031		3,101	3,119,751
					32,776,133
Electronics & Electrical–8.04%
Allegro MicroSystems, Inc., Term Loan B (1 mo. Term SOFR + 2.00%)	6.33%	10/31/2030		491	492,110
Applied Systems, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.00%)	6.80%	02/24/2031		1,435	1,441,998
AQA Acquisition Holding, Inc. (SmartBear), Term Loan B (1 mo. Term SOFR + 4.00%)	8.28%	03/03/2028		3,287	3,295,944
Avalara, Inc. (United Kingdom), Term Loan B (3 mo. Term SOFR + 3.25%)	7.55%	03/19/2032		5,097	5,106,045
EverCommerce, Term Loan B (1 mo. Term SOFR + 3.25%)	6.83%	07/06/2028		4,086	4,098,592
Exclusive Group (France)
Term Loan B-1 (3 mo. Term SOFR + 4.50%)(f)	8.80%	12/14/2031		2,882	2,874,926
Term Loan B-2 (3 mo. Term SOFR + 4.50%)(f)	8.78%	12/05/2031		1,436	1,432,079
GoTo Group, Inc. (LogMeIn), Second Lien Term Loan (1 mo. Term SOFR + 4.75%)	9.18%	04/30/2028		10,352	3,862,761
Idemia Group S.A.S. (Oberthur Tech/Morpho/OBETEC), Term Loan B-5 (3 mo. Term SOFR + 4.25%)	8.55%	09/30/2028		6,435	6,463,420
Infinite Electronics
First Lien Incremental Term Loan (1 mo. Term SOFR + 6.25%)(f)	10.57%	03/02/2028		1,311	1,238,647
First Lien Term Loan (3 mo. Term SOFR + 3.25%)	8.29%	03/02/2028		8,720	7,978,894
Second Lien Term Loan (3 mo. Term SOFR + 7.00%)	11.54%	03/02/2029		750	646,445
Informatica Corp., Term Loan B (1 mo. Term SOFR + 2.25%)	6.58%	10/27/2028		2,051	2,060,169
Instructure Holdings, Inc., Second Lien Term Loan (3 mo. Term SOFR + 5.00%)	9.21%	09/10/2032		2,260	2,269,871
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
ION Corp. (Helios Software), Term Loan (3 mo. Term SOFR + 3.50%)	7.80%	07/18/2030		$3,621	$3,622,945
Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (3 mo. Term SOFR + 7.18%)(f)	11.46%	08/17/2028		2,370	2,275,110
Term Loan (3 mo. Term SOFR + 7.18%)(f)	11.46%	08/17/2028		6,221	5,972,359
Term Loan (3 mo. GBP SONIA + 7.03%)(f)	11.49%	08/17/2028	GBP	1,969	2,557,111
Term Loan (3 mo. GBP SONIA + 7.03%)(f)	11.49%	08/17/2028	GBP	501	650,017
Mavenir Systems, Inc.
Delayed Draw Term Loan (6 mo. Term SOFR + 10.00%)(f)	14.44%	06/30/2025		266	361,336
Incremental Term Loan (1 mo. Term SOFR + 9.86%) (Acquired 12/18/2024-12/27/2024; Cost $784,516)(f)(g)	14.26%	06/30/2025		798	1,110,579
Incremental Term Loan (3 mo. Term SOFR + 9.87%)(f)	14.40%	06/30/2025		393	541,268
Incremental Term Loan (3 mo. Term SOFR + 10.00%) (Acquired 11/26/2024-12/05/2024; Cost $1,049,142)(f)(g)	14.42%	06/30/2025		1,066	1,472,883
Term Loan (3 mo. Term SOFR + 10.00%)(f)	14.25%	06/30/2025		826	1,122,551
Term Loan (3 mo. EURIBOR + 3.50%)	5.77%	07/15/2030	EUR	1,066	1,208,910
Term Loan B (3 mo. Term SOFR + 4.75%) (Acquired 09/27/2021-10/31/2022; Cost $11,720,840)(f)(g)	9.34%	08/18/2028		11,731	351,926
McAfee Enterprise, Term Loan (3 mo. Term SOFR + 6.25%)	10.53%	07/27/2028		5,881	5,929,088
Mirion Technologies, Inc., Term Loan B (3 mo. Term SOFR + 2.25%)	6.55%	10/20/2028		4,800	4,814,936
Modena Buyer LLC (End User Computing), Term Loan (3 mo. Term SOFR + 4.50%)	8.78%	07/01/2031		1,472	1,430,805
Natel Engineering Co., Inc., Term Loan (1 mo. Term SOFR + 6.25%)	10.69%	04/30/2026		15,126	14,067,389
Native Instruments (Music Creation Group GmbH/APTUS) (Germany), Term Loan B (3 mo. EURIBOR + 4.00%) (Acquired 01/14/2022-03/10/2025; Cost $4,549,761)(f)(g)	10.51%	03/03/2028	EUR	4,026	3,771,422
Opal Bidco S.A.S., Term Loan (3 mo. EURIBOR + 3.50%)	5.62%	03/31/2032	EUR	1,000	1,140,179
Particle Luxembourg S.a.r.l. (WebPros) (Netherlands), Term Loan B (1 mo. Term SOFR + 4.00%)	8.08%	03/28/2031		5,765	5,797,035
Proofpoint, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	08/31/2028		18,914	18,931,522
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 4.25%) (Acquired 01/20/2022-02/02/2022; Cost $13,824,364)(f)(g)	8.73%	02/01/2029		13,899	10,702,336
RANGE RED OPER, Inc., Second Lien Term Loan (1 mo. Term SOFR + 8.10%)(f)	12.42%	10/01/2029		8	0
Renaissance Holding Corp., Term Loan (1 mo. Term SOFR + 4.00%)	8.28%	04/05/2030		10,159	9,400,438
Shift4 Payments, LLC, Term Loan B(e)	–	05/10/2032		1,832	1,844,948
SonicWall U.S. Holdings, Inc.
First Lien Term Loan (3 mo. Term SOFR + 5.00%)	9.30%	05/18/2028		7,859	7,733,431
Second Lien Term Loan (3 mo. Term SOFR + 7.50%)	11.95%	05/18/2026		1,834	1,687,664
STG-Fairway Acquisitions, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	7.58%	10/31/2031		6,201	6,205,687
Storable, Term Loan B (1 mo. Term SOFR + 3.25%)	7.58%	04/17/2031		3,536	3,541,235
Ultimate Software Group, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.50%)	7.33%	02/10/2031		5,003	5,018,277
UST Holdings Ltd., Term Loan B (1 mo. Term SOFR + 3.75%)(f)	7.33%	11/20/2028		7,537	7,575,084
Utimaco (SGT Ultimate BidCo GmbH) (Germany)
Term Loan B-1 (6 mo. EURIBOR + 5.75%)(f)	7.79%	05/31/2029	EUR	9,126	9,957,992
Term Loan B-2 (6 mo. Term SOFR + 5.75%)(f)	10.01%	05/31/2029		5,122	4,973,374
Varsity Brands Holding Co., Inc., Term Loan B (3 mo. Term SOFR + 3.50%)	7.83%	08/26/2031		3,107	3,091,465
					192,123,203
Financial Intermediaries–2.68%
AssetMark Financial Holdings, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	7.05%	09/05/2031		1,926	1,925,746
AssuredPartners, Inc., Term Loan B-5 (1 mo. Term SOFR + 3.50%)	7.83%	02/14/2031		11,431	11,462,799
Broadstreet Partners, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	7.33%	06/13/2031		7,641	7,657,684
Citrin Cooperman Advisors, LLC
Delayed Draw Term Loan(d)	0.00%	03/31/2032		232	231,029
Term Loan B (1 mo. Term SOFR + 3.00%)	7.28%	03/31/2032		3,597	3,580,947
Eisner Advisory Group LLC
Delayed Draw Term Loan(d)(f)	0.00%	02/28/2031		4,168	4,167,669
Incremental Term Loan (1 mo. Term SOFR + 4.00%)	8.33%	02/28/2031		6,411	6,441,256
Grant Thornton Advisors LLC
Delayed Draw Term Loan(d)	0.00%	06/02/2031		178	177,361
Incremental Term Loan (1 mo. Term SOFR + 3.00%)	7.33%	06/02/2031		2,843	2,844,852
Term Loan B (1 mo. Term SOFR + 2.75%)	7.08%	06/02/2031		9,188	9,170,937
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Financial Intermediaries–(continued)
LendingTree, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	8.44%	09/15/2028		$7,542	$7,488,941
Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	8.32%	02/18/2027		7,336	7,259,585
Tricor (Thevelia/Vistra-Virtue), Term Loan (3 mo. Term SOFR + 3.00%)	7.30%	06/18/2029		1,593	1,600,777
					64,009,583
Food Products–1.92%
Arnott’s (Snacking Investments US LLC), Term Loan (3 mo. Term SOFR + 4.00%)	8.28%	12/18/2026		6,661	6,706,155
Biscuit Holding S.A.S. (BISPOU/Cookie Acq) (United Kingdom), Term Loan B (6 mo. EURIBOR + 4.00%)	6.38%	02/12/2027	EUR	1,000	1,108,279
Florida Food Products LLC
First Lien Term Loan (3 mo. Term SOFR + 5.00%)(f)	9.30%	10/18/2028		3,493	2,480,185
First Lien Term Loan (3 mo. Term SOFR + 5.00%)	9.56%	10/18/2028		14,663	10,465,819
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(f)	12.56%	10/18/2029		2,864	1,503,412
Nomad Foods Ltd. (United Kingdom), Term Loan B-5 (6 mo. Term SOFR + 3.00%)	6.54%	11/12/2029		6,150	6,161,714
Sigma Holdco B.V. (Netherlands)
Term Loan B (3 mo. EURIBOR + 4.00%)	6.56%	01/02/2028	EUR	1,000	1,135,172
Term Loan B (6 mo. Term SOFR + 3.88%)	8.07%	01/03/2028		7,520	7,513,002
Solina Group Services (Powder Bidco) (France), Term Loan B (3 mo. Term SOFR + 3.25%)	7.55%	03/07/2029		5,961	5,968,197
United Petfood (Belgium), Term Loan B (3 mo. EURIBOR + 2.75%)	5.17%	02/05/2032	EUR	1,901	2,161,084
Valeo Foods (Platform Bidco Ltd.) (United Kingdom), Delayed Draw Term Loan (3 mo. EURIBOR + 4.75%)	7.11%	09/29/2028	EUR	637	727,091
					45,930,110
Food Service–0.76%
Areas (Pax Midco Spain) (Spain), Term Loan B-3 (3 mo. EURIBOR + 4.00%)	6.52%	12/31/2029	EUR	7,000	7,960,550
IRB Holding Corp., Term Loan B (1 mo. Term SOFR + 2.50%)	6.83%	12/15/2027		10,279	10,281,028
					18,241,578
Forest Products–0.19%
NewLife Forest Restoration LLC, Term Loan (f)	10.00%	04/10/2029		4,567	4,567,381
Health Care–4.76%
Acacium (Impala Bidco Ltd.) (United Kingdom), Incremental Term Loan B (1 mo. Term SOFR + 5.25%)	9.11%	06/08/2028		2,922	2,235,510
Ascend Learning LLC
Second Lien Term Loan (1 mo. Term SOFR + 5.75%)	10.18%	12/10/2029		2,277	2,270,747
Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	12/10/2028		2,964	2,953,468
Cerba (Chrome Bidco) (United Kingdom)
Incremental Term Loan C (1 mo. EURIBOR + 3.95%)	5.96%	02/16/2029	EUR	3,806	3,366,523
Term Loan B (1 mo. EURIBOR + 3.70%)	5.71%	06/30/2028	EUR	11,025	9,765,665
Certara Holdco, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)(f)	7.30%	06/26/2031		447	447,252
Global Medical Response, Inc., Term Loan (1 mo. Term SOFR + 5.00%)	9.08%	10/31/2028		13,963	14,004,314
ImageFirst, Term Loan B (3 mo. Term SOFR + 3.25%)(f)	7.55%	03/15/2032		3,148	3,148,081
International SOS L.P. (AEA International), Term Loan B (3 mo. Term SOFR + 2.75%)(f)	7.05%	09/07/2028		5,291	5,298,097
IVC Evidensia (Indep Vetcare Group) (United Kingdom), Term Loan B (3 mo. Term SOFR + 3.75%)	8.05%	12/06/2028		966	972,073
Lanai Holdings III, Inc. (Performance Health), Term Loan B (6 mo. Term SOFR + 3.75%)(f)	7.95%	02/28/2032		3,873	3,795,375
LSCS Holdings, Inc. (Eversana), Term Loan (3 mo. Term SOFR + 4.50%)	8.80%	09/04/2025		248	243,235
MB2 Dental Solutions LLC
Delayed Draw Term Loan(d)(f)	0.00%	02/15/2031		266	267,270
Delayed Draw Term Loan(d)(f)	0.00%	02/15/2031		966	971,353
Delayed Draw Term Loan (1 mo. Term SOFR + 5.50%)(f)	9.83%	02/15/2031		462	464,984
Delayed Draw Term Loan (1 mo. Term SOFR + 5.50%)(f)	9.83%	02/15/2031		591	594,877
Revolver Loan(d)(f)	0.00%	02/15/2031		114	114,267
Revolver Loan (1 mo. Term SOFR + 5.50%)(f)	9.83%	02/15/2031		29	28,567
Term Loan (1 mo. Term SOFR + 5.50%)(f)	9.83%	02/13/2031		4,084	4,108,305
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
MedAssets Software Intermediate Holdings, Inc. (nThrive TSG)
First Lien Term Loan (1 mo. Term SOFR + 5.25%)	9.57%	12/17/2028		$1,164	$1,162,671
Term Loan (1 mo. Term SOFR + 4.00%)	8.32%	12/17/2028		4,563	4,463,366
Term Loan (1 mo. Term SOFR + 4.11%)	8.44%	12/17/2028		4,498	4,070,352
Term Loan (1 mo. Term SOFR + 6.86%)	11.19%	12/17/2029		269	219,725
MJH Healthcare Holdings LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	7.68%	01/28/2029		2,296	2,299,538
Opella, Term Loan B (6 mo. Term SOFR + 3.25%)	7.44%	03/31/2032		10,312	10,338,197
Organon & Co., Term Loan (1 mo. Term SOFR + 2.25%)	6.57%	05/19/2031		2,846	2,778,082
Pathway Vet Alliance LLC, First Lien Term Loan(e)	–	09/30/2029		3,810	3,807,468
R1 RCM, Inc.
Delayed Draw Term Loan B(d)	0.00%	10/24/2031		174	173,533
Term Loan B (1 mo. Term SOFR + 3.25%)	7.58%	10/24/2031		2,432	2,429,458
Sharp Services LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	7.55%	12/31/2028		90	90,833
Southern Veterinary Partners LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	7.53%	12/11/2031		5,795	5,806,796
Summit Behavioral Healthcare LLC, Term Loan B (3 mo. Term SOFR + 4.25%)	8.55%	11/24/2028		1,326	1,012,573
TEAM Services Group LLC, Term Loan B (1 mo. Term SOFR + 5.25%)	9.53%	12/20/2027		5,146	5,139,212
TTF Holdings LLC (Soliant), Term Loan B (6 mo. Term SOFR + 3.75%)	8.00%	07/18/2031		9,280	9,170,348
Waystar Technologies, Inc., First Lien Term Loan (1 mo. Term SOFR + 2.25%)	6.58%	10/22/2029		199	199,725
Zelis Cost Management Buyer, Inc.
Term Loan B (1 mo. Term SOFR + 3.25%)	7.58%	11/26/2031		3,546	3,545,350
Term Loan B-2 (1 mo. Term SOFR + 2.75%)	7.08%	09/28/2029		2,010	1,998,321
					113,755,511
Home Furnishings–2.35%
Hilding Anders AB (Sweden)
Term Loan (6 mo. EURIBOR + 10.00%) (Acquired 04/27/2023-07/17/2023; Cost $102,796)(f)(g)	12.14%	12/31/2026	EUR	96	108,644
Term Loan (6 mo. EURIBOR + 10.00%) (Acquired 09/26/2023-10/30/2023; Cost $139,414)(f)(g)	12.14%	12/31/2026	EUR	132	149,715
Term Loan(f)	12.00%	02/26/2027	EUR	84	95,401
Hunter Douglas Holding B.V., Term Loan B (3 mo. Term SOFR + 3.25%)	7.55%	01/14/2032		2,577	2,548,484
Kidde Global Solutions, Term Loan B (1 mo. Term SOFR + 4.25%)	8.57%	10/02/2031		6,930	6,834,591
Serta Simmons Bedding LLC
First Lien Term Loan (3 mo. Term SOFR + 7.60%)(f)	11.88%	06/29/2028		700	700,710
Term Loan (3 mo. Term SOFR + 7.50%)	11.91%	06/29/2028		9,628	8,828,520
SIWF Holdings, Inc.
First Lien Delayed Draw Term Loan(d)	0.00%	12/19/2029		5,793	5,811,098
Term Loan A-1 (1 mo. Term SOFR + 4.50%)	8.83%	12/19/2029		4,487	4,500,748
Term Loan A-2 (1 mo. Term SOFR + 4.00%)	8.44%	12/19/2025		12,264	9,857,279
Tempur Sealy International, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.76%	10/03/2031		6,851	6,884,214
VC GB Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.00%)	8.06%	07/21/2028		2,575	2,536,884
Weber-Stephen Products LLC
Incremental Term Loan B (1 mo. Term SOFR + 4.25%)	8.68%	10/30/2027		1,692	1,690,327
Term Loan B (1 mo. Term SOFR + 3.25%)	7.69%	10/30/2027		5,702	5,665,562
					56,212,177
Industrial Equipment–2.98%
Alliance Laundry Systems LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	7.08%	08/19/2031		3,230	3,235,987
Chart Industries, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.79%	03/15/2030		1,454	1,459,974
Cleanova US Holdings, LLC, Term Loan B(e)(f)	–	05/22/2032		3,224	3,127,166
Crosby US Acquisition Corp., Term Loan (1 mo. Term SOFR + 3.50%)	7.83%	08/16/2029		2,884	2,892,371
Discovery Energy Holding Co. (Kohler Energy), Term Loan B (3 mo. Term SOFR + 4.75%)	8.05%	05/01/2031		4,343	4,327,097
DXP Enterprises, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	8.08%	10/11/2030		4,665	4,691,787
Kantar (Summer BC Bidco/KANGRP) (Luxembourg)
Revolver Loan(d)	0.00%	06/04/2026		6,542	6,198,457
Revolver Loan(e)	–	06/04/2026		458	434,043
Term Loan B	9.56%	02/15/2029		10,210	10,128,850
Madison IAQ LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	7.56%	03/29/2032		8,086	8,103,973
Minimax (-Viking GmbH, -MX Holdings US, Inc.), Term Loan B (1 mo. Term SOFR + 2.25%)(f)	6.58%	02/17/2032		3,348	3,356,130
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
Tank Holding Corp.
Revolver Loan(d)(f)	0.00%	03/31/2028		$1,702	$1,566,579
Term Loan (1 mo. Term SOFR + 6.00%)	10.18%	03/31/2028		11,924	11,261,312
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 3.25%)	5.85%	04/30/2030	EUR	1,214	1,381,282
Term Loan B (1 mo. Term SOFR + 3.00%)	7.24%	04/30/2030		950	952,989
Victory Buyer LLC (Vantage Elevator)
First Lien Term Loan (1 mo. Term SOFR + 3.75%)	8.19%	11/19/2028		7,543	7,458,623
Second Lien Term Loan (1 mo. Term SOFR + 7.00%)(f)	11.44%	11/19/2029		789	755,547
					71,332,167
Insurance–2.56%
Acrisure LLC, Term Loan B-6 (1 mo. Term SOFR + 3.00%)	7.33%	11/06/2030		12,021	11,978,228
Alliant Holdings Intermediate LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	7.07%	09/19/2031		14,999	14,951,754
AmWINS Group, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	6.58%	01/23/2032		5,257	5,257,163
HUB International Ltd., Term Loan B (3 mo. Term SOFR + 2.50%)	6.77%	06/20/2030		2,112	2,114,735
Ryan Specialty Group LLC, Term Loan B (1 mo. Term SOFR + 2.25%)	6.58%	09/15/2031		3,979	3,978,897
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. Term SOFR + 3.00%)	7.33%	07/31/2031		10,526	10,553,972
Truist Insurance Holdings, Term Loan B (3 mo. Term SOFR + 2.75%)	7.05%	05/06/2031		3,858	3,856,354
USI, Inc.
Term Loan B (3 mo. Term SOFR + 2.25%)	6.55%	11/23/2029		5,144	5,134,021
Term Loan B (3 mo. Term SOFR + 2.25%)	6.55%	09/27/2030		3,351	3,340,617
					61,165,741
Leisure Goods, Activities & Movies–4.45%
ATG Entertainment
Term Loan B(e)(f)	–	03/21/2032		3,147	3,158,409
Term Loan B(e)(f)	–	04/02/2032	EUR	1,018	1,167,906
Carnival Corp.
Term Loan B (1 mo. Term SOFR + 2.00%)	6.33%	07/14/2025		536	537,425
Term Loan B (1 mo. Term SOFR + 2.00%)	6.33%	10/18/2028		2,190	2,193,287
Crown Finance US, Inc., Term Loan B (1 mo. Term SOFR + 5.25%)	9.58%	12/02/2031		15,993	16,034,880
Fitness International LLC, Term Loan B (1 mo. Term SOFR + 5.25%)	9.58%	02/05/2029		5,134	5,155,403
Galileo Global Education Finance S.a.r.l. (Luxembourg)
Term Loan B-4 (3 mo. EURIBOR + 3.25%)	5.38%	07/14/2031	EUR	75	84,910
Term Loan B-4 (3 mo. EURIBOR + 3.25%)	5.38%	07/19/2031	EUR	870	984,490
GBT Group Servicers B.V. (fka Global Business Travel Holdings Ltd.) (United Kingdom), Term Loan B (3 mo. Term SOFR + 2.50%)	6.78%	07/25/2031		10,953	10,960,585
Herschend Entertainment Co., LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	7.57%	05/14/2032		4,120	4,135,907
Lakeland Tours LLC, Term Loan	8.00%	09/25/2027		1,122	43,496
LC Ahab US Bidco LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	05/01/2031		2,376	2,351,819
Nord Anglia Education (Netherlands), Term Loan B (1 mo. Term SOFR + 3.25%)	7.58%	01/09/2032		7,192	7,225,429
Orbiter International S.a.r.l. (United Kingdom), Term Loan (6 mo. EURIBOR + 3.92%)	6.48%	10/25/2028	EUR	3,000	3,214,334
Parques Reunidos (Piolin Bidco S.A.U.) (Luxembourg)
Revolver Loan(d)(f)	0.00%	03/16/2026	EUR	3,482	3,677,374
Term Loan B-4 (6 mo. EURIBOR + 4.50%)	7.05%	09/16/2029	EUR	786	900,246
Scenic (Columbus Capital B.V.) (Australia), Term Loan (3 mo. EURIBOR + 3.75%) (Acquired 02/24/2022-02/16/2024; Cost $7,099,546)(g)	5.91%	03/05/2027	EUR	7,000	7,870,656
Seaworld Parks & Entertainment, Inc., Term Loan B-2 (1 mo. Term SOFR + 2.00%)(f)	6.33%	11/19/2031		2,548	2,538,074
US Fitness LLC
Delayed Draw Term Loan(d)(f)	0.00%	09/04/2031		985	979,837
Revolver Loan(d)(f)	0.00%	09/30/2031		1,773	1,749,537
Term Loan B (3 mo. Term SOFR + 5.50%)(f)	9.78%	09/04/2031		7,947	7,907,040
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
Vue International Bidco PLC (United Kingdom)
Second Lien Term Loan (6 mo. EURIBOR + 8.50%) (Acquired 02/20/2024-04/08/2025; Cost $3,762,292)(f)(g)	10.75%	12/31/2027	EUR	5,050	$8,028,519
Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 09/22/2022-02/20/2024; Cost $2,281,497)(g)	10.26%	06/30/2027	EUR	2,229	2,511,781
Term Loan (6 mo. EURIBOR + 8.50%) (Acquired 02/20/2024-04/08/2025; Cost $3,312,208)(f)(g)	10.75%	12/31/2027	EUR	3,124	4,965,345
Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 02/20/2024-04/08/2025; Cost $1,508,929)(f)(g)	10.26%	06/30/2027	EUR	1,436	2,608,967
World Choice Investments, Term Loan B (3 mo. Term SOFR + 4.75%)	9.07%	08/13/2031		$5,380	5,406,466
					106,392,122
Lodging & Casinos–0.16%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. Term SOFR + 5.50%)	9.95%	03/12/2030		820	820,124
Term Loan (1 mo. Term SOFR + 7.61%)	11.95%	03/11/2030		732	722,618
Hilton Grand Vacations Borrower LLC, Term Loan (1 mo. Term SOFR + 3.00%)	6.33%	08/02/2028		90	90,026
Motel One (One Hotels GmbH) (Germany), Term Loan B(e)	–	05/03/2032	EUR	911	1,043,287
Travel + Leisure Co., Term Loan B (1 mo. Term SOFR + 2.50%)	6.83%	12/14/2029		1,148	1,145,830
					3,821,885
Nonferrous Metals & Minerals–0.83%
AZZ, Inc., Term Loan (1 mo. Term SOFR + 2.50%)	6.83%	05/14/2029		2,290	2,302,100
Covia Holdings Corp., Term Loan B (1 mo. Term SOFR + 3.25%)	9.75%	02/13/2032		7,576	7,580,710
Form Technologies LLC, Term Loan (1 mo. Term SOFR + 5.75%)	10.02%	05/30/2030		3,732	3,554,836
SCIH Salt Holdings, Inc. (Kissner Group), First Lien Incremental Term Loan B-1 (3 mo. Term SOFR + 4.00%)	7.28%	01/31/2029		6,413	6,406,078
					19,843,724
Oil & Gas–1.89%
ITT Holdings LLC (IMTT), Term Loan B (1 mo. Term SOFR + 3.00%)	7.08%	10/11/2030		3,154	3,160,552
McDermott International Ltd.
LOC(d)	0.00%	06/30/2027		4,210	3,431,442
LOC (3 mo. Term SOFR + 4.26%)	8.56%	06/30/2027		2,095	1,330,015
PIK Term Loan, 3.00% PIK Rate, 5.44% Cash Rate(j)	3.00%	12/31/2027		1,915	844,733
Term Loan (1 mo. Term SOFR + 3.00%)	7.44%	06/30/2027		550	302,480
PG Investment Co. 59 S.a.r.l./URSA Minor US Bidco LLC (Rosen), Term Loan B (3 mo. Term SOFR + 3.50%)	7.30%	03/26/2031		4,090	4,102,036
Rockpoint Gas Storage Partners L.P. (Canada), Term Loan B (3 mo. Term SOFR + 3.00%)	7.30%	09/18/2031		6,771	6,782,281
Third Coast Super Holdings LLC, Term Loan B (1 mo. Term SOFR + 4.25%)	8.58%	09/25/2030		14,797	14,825,027
TransMontaigne Partners LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	7.58%	11/17/2028		8,519	8,559,395
WhiteWater Matterhorn, Term Loan B(e)	–	05/12/2032		1,837	1,836,911
					45,174,872
Publishing–2.52%
Cengage Learning, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	7.82%	03/22/2031		15,886	15,924,352
Century DE Buyer LLC (Simon & Schuster), First Lien Term Loan (3 mo. Term SOFR + 3.50%)	7.78%	10/30/2030		3,020	3,035,266
Dotdash Meredith, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	7.82%	12/01/2028		12,325	12,348,538
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt)
First Lien Term Loan B (1 mo. Term SOFR + 5.25%)	9.63%	04/09/2029		10,582	10,543,262
Second Lien Term Loan B (1 mo. Term SOFR + 8.00%)	12.78%	04/08/2030		8,460	8,312,010
McGraw-Hill Education, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	7.58%	08/06/2031		10,093	10,133,201
					60,296,629
Radio & Television–0.12%
iHeartCommunications, Inc., Term Loan (1 mo. Term SOFR + 5.89%)	10.21%	05/01/2029		2,842	2,341,298
Nexstar Broadcasting, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.94%	06/02/2028		529	526,628
					2,867,926
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Retailers (except Food & Drug)–1.42%
Action Holding B.V. (Peer Holdings) (Netherlands)
Term Loan B (3 mo. Term SOFR + 2.50%)	6.80%	07/01/2031		$5,123	$5,141,154
Term Loan B-4 (3 mo. Term SOFR + 2.50%)	6.80%	10/28/2030		6,946	6,971,679
Bass Pro Group LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	7.58%	01/31/2032		5,000	4,969,375
CNT Holdings I Corp. (1-800 Contacts), Term Loan B (3 mo. Term SOFR + 2.50%)	6.78%	11/08/2032		9,304	9,303,609
Harbor Freight Tools USA, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.58%	06/11/2031		207	200,502
Savers, Inc., Term Loan (1 mo. Term SOFR + 5.50%)	8.05%	04/26/2028		7,233	7,245,551
					33,831,870
Surface Transport–0.92%
First Student Bidco, Inc.
Term Loan B (3 mo. Term SOFR + 2.50%)	6.80%	07/21/2028		41	41,426
Term Loan B-2 (3 mo. Term SOFR + 2.50%)	6.80%	07/21/2028		13,053	13,076,374
Term Loan C (3 mo. Term SOFR + 2.50%)	6.80%	07/21/2028		54	54,577
Hurtigruten Group AS (Explorer II AS) (Norway)
Term Loan A (6 mo. EURIBOR + 7.50%)	9.97%	01/30/2030	EUR	2,752	3,168,535
Term Loan B (6 mo. EURIBOR + 8.00%)	10.47%	07/30/2030	EUR	974	986,586
Patriot Rail Co. LLC, Term Loan B (3 mo. Term SOFR + 3.00%)	7.30%	03/01/2032		1,724	1,729,897
STG Distribution LLC, PIK Term Loan, 7.25% PIK Rate, 5.43% Cash Rate(f)(j)	7.25%	10/03/2029		3,462	2,959,760
					22,017,155
Telecommunications–3.74%
Avaya, Inc., Term Loan (1 mo. Term SOFR + 7.50%)	11.83%	08/01/2028		8,452	6,719,670
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	8.32%	01/30/2031		10,103	10,159,909
Eagle Broadband Investments LLC (Mega Broadband), Term Loan (3 mo. Term SOFR + 3.00%)	7.56%	11/12/2027		8,842	8,820,859
Genesys Cloud Services Holdings I LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.83%	01/26/2032		200	200,154
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. Term SOFR + 4.50%)	8.83%	09/27/2029		12,401	11,385,628
Level 3 Financing, Inc., Term Loan B (1 mo. Term SOFR + 4.25%)	8.58%	03/30/2032		14,330	14,439,965
Lumen Technologies, Inc.
Term Loan B-1 (1 mo. Term SOFR + 2.35%)	6.79%	04/15/2030		2	2,450
Term Loan B-2 (1 mo. Term SOFR + 2.35%)	6.79%	04/15/2029		647	641,444
MLN US HoldCo LLC (dba Mitel)
DIP Term Loan (1 mo. Term SOFR + 8.00%)(f)(h)	12.33%	07/03/2025		12,120	10,362,691
DIP Term Loan (1 mo. Term SOFR + 8.00%)(f)(h)	12.33%	07/31/2025		10,206	7,348,055
First Lien Term Loan B(h)(i)	0.00%	11/30/2025		328	2,465
Revolver Loan(f)(h)(i)	0.00%	11/18/2025		4,506	1,441,987
Second Lien Term Loan B(h)(i)	0.00%	11/30/2026		215	1,619
Second Lien Term Loan B-1(e)(f)(h)(i)	0.00%	10/18/2027		32,765	165,461
Term Loan(f)(h)(i)	0.00%	10/18/2027		4,130	1,321,493
Third Lien Term Loan(e)(f)(h)(i)	0.00%	10/18/2027		8,144	41,126
Voyage Digital (NC) Ltd. (New Zealand), Term Loan (3 mo. Term SOFR + 3.25%)(f)	7.57%	05/11/2029		7,376	7,375,757
Windstream Services LLC, Term Loan B (1 mo. Term SOFR + 4.75%)(f)	9.18%	09/25/2031		8,917	8,962,027
					89,392,760
Utilities–2.67%
Alpha Generation LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	7.08%	09/30/2031		5,952	5,984,623
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. Term SOFR + 2.75%)	6.57%	01/27/2031		8,342	8,335,730
Calpine Corp.
Term Loan B-10 (1 mo. Term SOFR + 2.00%)	6.08%	01/31/2031		232	232,294
Term Loan B-5 (1 mo. Term SOFR + 1.75%)	6.08%	12/16/2027		1,790	1,791,152
Cornerstone Generation LLC, Term Loan B(e)	–	10/28/2031		7,681	7,726,219
Covanta Holding Corp.
Term Loan B (1 mo. Term SOFR + 2.50%)	6.84%	11/30/2028		2,587	2,601,368
Term Loan C (1 mo. Term SOFR + 2.50%)	6.84%	11/30/2028		142	143,224
Eastern Power LLC, Term Loan (1 mo. Term SOFR + 5.25%)	9.58%	04/03/2028		4,481	4,477,664
Edgewater Generation, Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	08/01/2030		3,713	3,733,782
Hamilton Projects Acquiror LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	05/22/2031		2,133	2,144,508
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities–(continued)
KAMC Holdings, Inc. (Franklin Energy Group)
First Lien Term Loan B (3 mo. Term SOFR + 4.00%) (Acquired 08/14/2019-05/06/2025; Cost $5,823,496)(g)	8.59%	08/14/2026	$6,014	$5,772,583
Incremental Term Loan (3 mo. Term SOFR + 4.26%)(f)	8.59%	08/14/2026	426	409,028
Lightning Power LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	6.55%	08/16/2031	11,531	11,561,025
Talen Energy Supply LLC
Incremental Term Loan (3 mo. Term SOFR + 2.50%)	6.81%	12/13/2031	1,823	1,828,587
Term Loan B (3 mo. Term SOFR + 2.50%)	6.81%	05/17/2030	7,002	7,025,019
				63,766,806
Total Variable Rate Senior Loan Interests (Cost $2,197,182,386)				2,063,995,554
U.S. Dollar Denominated Bonds & Notes–5.36%
Aerospace & Defense–0.28%
Rand Parent LLC (k)	8.50%	02/15/2030	6,730	6,637,429
Building & Development–0.43%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (k)	5.75%	05/15/2026	549	544,236
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(k)	4.50%	04/01/2027	5,937	5,770,403
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(k)	6.75%	04/01/2032	805	811,562
QXO Building Products, Inc.(k)	6.75%	04/30/2032	1,789	1,838,823
Signal Parent, Inc.(k)	6.13%	04/01/2029	3,431	1,406,710
				10,371,734
Business Equipment & Services–0.98%
Acuris Finance US, Inc./Acuris Finance S.a.r.l. (k)	9.00%	08/01/2029	9,112	9,319,298
Allied Universal Holdco LLC(k)	7.88%	02/15/2031	5,976	6,197,345
Boost Newco Borrower LLC(k)	7.50%	01/15/2031	7,243	7,668,048
Cloud Software Group, Inc.(k)	8.25%	06/30/2032	256	269,443
				23,454,134
Cable & Satellite Television–0.79%
Altice Financing S.A. (Luxembourg) (k)	5.75%	08/15/2029	2,188	1,674,187
Altice Financing S.A. (Luxembourg)(k)	5.00%	01/15/2028	11,665	9,144,339
Altice France S.A. (France)(k)	5.50%	01/15/2028	4,994	4,303,395
Altice France S.A. (France)(k)	5.50%	10/15/2029	4,322	3,675,432
				18,797,353
Chemicals & Plastics–0.55%
Clydesdale Acquisition Holdings, Inc. (k)	6.75%	04/15/2032	222	224,515
SK Invictus Intermediate II S.a.r.l.(k)	5.00%	10/30/2029	7,476	7,109,212
Windsor Holdings III LLC(k)	8.50%	06/15/2030	5,420	5,741,769
				13,075,496
Electronics & Electrical–0.04%
Diebold Nixdorf, Inc. (k)	7.75%	03/31/2030	894	941,925
Financial Intermediaries–0.26%
Virgin Media Secured Finance PLC (United Kingdom) (k)	4.50%	08/15/2030	6,819	6,301,782
Food Products–0.33%
Sigma Holdco B.V. (Netherlands) (k)	7.88%	05/15/2026	200	198,999
Viking Baked Goods Acquisition Corp.(k)	8.63%	11/01/2031	8,240	7,789,273
				7,988,272
Health Care–0.44%
Global Medical Response, Inc., 1.25% PIK Rate, 8.75% Cash Rate (j)(k)	1.25%	10/31/2028	2,884	2,890,844
Opal Bidco SAS (France)(k)	6.50%	03/31/2032	1,659	1,658,727
Organon & Co./Organon Foreign Debt Co-Issuer B.V.(k)	6.75%	05/15/2034	4,537	4,226,502
Raven Acquisition Holdings LLC(k)	6.88%	11/15/2031	1,679	1,675,578
				10,451,651
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Industrial Equipment–0.47%
Chart Industries, Inc. (k)	7.50%	01/01/2030	$5,405	$5,648,500
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.(k)	6.63%	12/15/2030	5,423	5,484,625
				11,133,125
Insurance–0.58%
Acrisure LLC/Acrisure Finance, Inc. (k)	7.50%	11/06/2030	803	829,137
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(k)	6.50%	10/01/2031	2,988	3,015,654
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(k)	7.00%	01/15/2031	3,278	3,354,931
HUB International Ltd.(k)	7.25%	06/15/2030	1,606	1,673,528
Panther Escrow Issuer LLC(k)	7.13%	06/01/2031	4,874	5,045,218
				13,918,468
Publishing–0.03%
McGraw-Hill Education, Inc. (k)	7.38%	09/01/2031	585	602,305
Retailers (except Food & Drug)–0.10%
Evergreen Acqco 1 L.P./TVI, Inc. (k)	9.75%	04/26/2028	2,394	2,507,909
Utilities–0.08%
Calpine Corp. (k)	4.50%	02/15/2028	1,928	1,892,199
Total U.S. Dollar Denominated Bonds & Notes (Cost $130,168,724)				128,073,782
			Shares
Common Stocks & Other Equity Interests–3.78%(l)
Aerospace & Defense–0.02%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-08/18/2014; Cost $145,528)(f)(g)			134	0
IAP Worldwide Services, Inc.(f)(m)			838,949	453,032
IAP Worldwide Services, Inc., Class A(f)(m)			134,338	134,338
				587,370
Automotive–0.02%
Cabonline, Class D (Sweden)(f)			312,441,524	439,969
Cabonline, Class D1 (Sweden)(f)			10,996,102	1,153
Cabonline, Class D2 (Sweden)(f)			9,384,746	494
Dayco Products LLC (Acquired 06/16/2006-05/29/2008; Cost $104,068)(f)(g)			3,261	0
Dayco Products LLC (Acquired 06/16/2006-02/18/2014; Cost $1,275,974)(f)(g)			3,266	0
				441,616
Building & Development–0.00%
Lake at Las Vegas Joint Venture LLC, Class A (Acquired 04/28/2010-07/15/2010; Cost $664,569)(f)(g)			518	0
Lake at Las Vegas Joint Venture LLC, Class B (Acquired 06/30/2010; Cost $3,408,940)(f)(g)			4	0
				0
Business Equipment & Services–1.47%
Monitronics International, Inc. (Acquired 06/30/2023; Cost $8,220,186)(f)(g)			408,355	14,161,751
My Alarm Center LLC, Class A (Acquired 03/09/2021-05/17/2024; Cost $5,987,242)(f)(g)(n)			68,686	20,945,855
				35,107,606
Chemicals & Plastics–0.00%
Flint Group (ColourOz Inv), Class A (Germany)(f)			35,089	0
Containers & Glass Products–0.02%
Libbey Glass LLC (Acquired 11/13/2020-02/10/2022; Cost $146,927)(f)(g)			36,078	485,249
Electronics & Electrical–0.24%
Diebold Nixdorf, Inc. (Acquired 08/11/2023; Cost $2,508,074)(g)(o)			121,163	5,836,422
Mavenir Systems, Inc., Wts.(f)			1,590,971	1
RANGE RED OPER, Inc.(f)			6	0
				5,836,423
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

			Shares		Value
Forest Products–0.58%
Restoration Forest Products Group LLC(f)(n)				153,362	$13,926,791
Home Furnishings–0.16%
Serta Simmons Bedding LLC				363,612	3,817,926
Industrial Equipment–0.00%
North American Lifting Holdings, Inc.				7,347	8,493
Leisure Goods, Activities & Movies–0.67%
Crown Finance US, Inc.				588,117	13,673,721
Crown Finance US, Inc.				3,058	71,099
Hurtigruten Group AS (Norway)				83,231	2,174,395
Hurtigruten Norway (Norway)(f)				16,764	191,989
Vue International Bidco PLC, Class A1 (Acquired 02/20/2024; Cost $0) (United Kingdom)(f)(g)				13,004	0
Vue International Bidco PLC, Class A2 (Acquired 02/20/2024; Cost $0) (United Kingdom)(f)(g)				6,404,275	7
Vue International Bidco PLC, Class A3 (Acquired 02/20/2024; Cost $0) (United Kingdom)(f)(g)				3,986,481	5
Vue International Bidco PLC, Class A4 (United Kingdom)(f)				2,779,140	3
					16,111,219
Lodging & Casinos–0.20%
Aimbridge Acquisition Co., Inc.(f)				67,574	4,189,588
Caesars Entertainment, Inc. (Acquired 07/21/2020; Cost $742,068)(g)(o)				19,983	537,143
					4,726,731
Oil & Gas–0.16%
McDermott International Ltd.(o)				189,415	2,746,517
Samson Investment Co., Class A (Acquired 03/01/2017; Cost $4,259,838)(f)(g)				261,209	2,612
Talos Energy, Inc.(o)				123,143	990,070
					3,739,199
Radio & Television–0.02%
iHeartMedia, Inc., Class A(o)				306,089	400,977
iHeartMedia, Inc., Class B(f)(o)				29	25
					401,002
Retailers (except Food & Drug)–0.00%
Claire’s Stores, Inc.				692	104
Surface Transport–0.11%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $1,212,169)(f)(g)				14,574	1,186,615
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 08/18/2023-05/20/2025; Cost $169,217)(f)(g)				288,714	180,446
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $1,274,332)(f)(g)				15,321	1,247,436
					2,614,497
Telecommunications–0.11%
Avaya Holdings Corp. (Acquired 05/01/2023; Cost $4,396,125)(g)				293,075	2,246,860
Avaya, Inc. (Acquired 05/01/2023; Cost $797,295)(g)				53,153	407,497
					2,654,357
Total Common Stocks & Other Equity Interests (Cost $110,670,795)					90,458,583
	Interest Rate	Maturity Date	Principal Amount (000)
Non-U.S. Dollar Denominated Bonds & Notes–2.89%(p)
Air Transport–0.20%
SGL Group ApS (Denmark) (3 mo. EURIBOR + 4.25%)	6.78%	02/24/3031	EUR	815	910,062
SGL Group ApS (Denmark) (3 mo. EURIBOR + 4.75%)(q)	7.01%	04/22/2030	EUR	3,500	3,930,069
					4,840,131
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)		Value
Automotive–0.23%
Cabonline Group Holding AB (Sweden) (Acquired 10/13/2023; Cost $817,199)(g)(k)	10.00%	03/19/2028	SEK	9,385	$942,199
Cabonline Group Holding AB (Sweden) (Acquired 10/12/2023; Cost $1,706,620)(g)(k)	12.00%	03/19/2028	SEK	18,769	1,884,399
Cabonline Group Holding AB (Sweden) (Acquired 03/24/2022; Cost $3,855,248)(g)(i)(k)	0.00%	04/19/2029	SEK	36,287	1,703,275
Conceria Pasubio S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(k)(q)	6.86%	09/30/2028	EUR	917	970,093
					5,499,966
Building & Development–0.01%
HX Hold Co. Ltd. (Norway)	7.00%	02/12/2030	EUR	286	299,785
Electronics & Electrical–0.06%
Castor S.p.A. (Italy) (3 mo. EURIBOR + 5.25%)(k)(q)	7.75%	02/15/2029	EUR	1,229	1,354,651
Financial Intermediaries–1.09%
AnaCap (AFE S.A. SICAV-RAIF) (Italy) (3 mo. EURIBOR + 7.50%) (Acquired 01/31/2018-11/24/2021; Cost $8,233,947)(g)(k)(q)	9.68%	07/15/2030	EUR	7,201	4,282,377
AnaCap (AFE S.A. SICAV-RAIF) (Italy) (3 mo. EURIBOR + 7.50%) (Acquired 10/14/2024; Cost $592,779)(g)(k)(q)	9.68%	07/15/2030	EUR	1,000	594,692
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%) (Acquired 10/23/2020-11/26/2020; Cost $2,300,797)(g)(k)(q)	8.43%	05/01/2026	EUR	1,945	1,560,332
Garfunkelux Holdco 3 S.A. (Luxembourg) (Acquired 06/30/2022-12/08/2022; Cost $6,748,392)(g)(k)	6.75%	11/01/2025	EUR	6,615	5,297,604
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%)(k)(q)	8.00%	12/15/2029	EUR	9,750	11,085,861
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%)(k)(q)	8.00%	12/15/2029	EUR	2,750	3,126,781
					25,947,647
Food Service–0.41%
Selecta Group B.V. 10.00% PIK Rate, 9.25% Cash Rate (Switzerland)(f)(j)(k)	10.00%	07/01/2026	EUR	9,782	9,884,977
Home Furnishings–0.58%
Very Group Funding PLC (The) (United Kingdom)(k)	6.50%	08/01/2026	GBP	3,150	4,253,992
Very Group Funding PLC (The) (United Kingdom)(k)	6.50%	08/01/2026	GBP	7,141	9,643,731
					13,897,723
Industrial Equipment–0.06%
Summer (BC) Holdco B S.a.r.l. (Luxembourg) (3 mo. EURIBOR + 4.25%)(k)(q)	6.39%	02/15/2030	EUR	1,285	1,440,637
Surface Transport–0.25%
Zenith Finco PLC (United Kingdom) (Acquired 01/20/2022-01/27/2022; Cost $6,631,767)(g)(k)	6.50%	06/30/2027	GBP	4,906	5,007,726
Zenith Finco PLC (United Kingdom) (Acquired 08/30/2022; Cost $900,579)(g)(k)	6.50%	06/30/2027	GBP	846	863,542
					5,871,268
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $73,628,919)					69,036,785
			Shares
Preferred Stocks–0.41%(l)
Oil & Gas–0.00%
Southcross Energy Partners L.P., Pfd.(f)				577,315	3,406
Retailers (except Food & Drug)–0.01%
Vivarte S.A.S.U., Pfd. (France)(f)				241,195	91,197
Surface Transport–0.40%
Commercial Barge Line Co., Series B, Pfd.(f)				68,517	5,650,597
Commercial Barge Line Co., Series B, Pfd.,Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $1,114,451)(f)(g)				48,119	3,968,374
					9,618,971
Total Preferred Stocks (Cost $4,458,826)					9,713,574

Money Market Funds–3.23%
Invesco Government & Agency Portfolio,Institutional Class, 4.24%(n)(r)				27,073,684	27,073,684
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Shares	Value

Invesco Treasury Portfolio,Institutional Class, 4.22%(n)(r)	50,280,241	$50,280,241
Total Money Market Funds (Cost $77,353,925)		77,353,925
TOTAL INVESTMENTS IN SECURITIES–102.02% (Cost $2,593,463,575)		2,438,632,203
OTHER ASSETS LESS LIABILITIES–(2.02)%		(48,351,872)
NET ASSETS–100.00%		$2,390,280,331
Investment Abbreviations:
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Consolidated Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(e)	This variable rate interest will settle after May 31, 2025, at which time the interest rate will be determined.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Restricted security. The aggregate value of these securities at May 31, 2025 was $184,834,707, which represented 7.73% of the Fund’s Net Assets.
(h)	Acquired as part of a bankruptcy restructuring.
(i)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2025 was $5,446,225, which represented less than 1% of the Fund’s Net Assets.

(j)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(k)
Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2025 was $191,970,651, which represented 8.03% of the Fund’s Net Assets.

(l)	Securities acquired through the restructuring of senior loans.
(m)	Acquired through direct lending. Direct loans may be subject to liquidity and interest rate risk and certain direct loans may be deemed illiquid.
(n)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$15,885,119	$226,064,323	$(214,875,758)	$-	$-	$27,073,684	$524,847
Invesco Treasury Portfolio, Institutional Class	29,505,352	419,833,742	(399,058,853)	-	-	50,280,241	1,088,420
Investments in Other Affiliates:
My Alarm Center LLC, Class A	16,204,447	-	-	4,741,408	-	20,945,855	-
Restoration Forest Products Group LLC	18,458,510	2,504,156	-	(7,035,875)	-	13,926,791	-
Total	$80,053,428	$648,402,221	$(613,934,611)	$(2,294,467)	$-	$112,226,571	$1,613,267

(o)	Non-income producing security.
(p)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(q)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2025.
(r)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.

See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/30/2025	Barclays Bank PLC	USD	82,286	SEK	788,840	$130
06/30/2025	BNP Paribas S.A.	EUR	62,216,414	USD	71,073,474	307,408
07/31/2025	BNP Paribas S.A.	EUR	58,305,187	USD	66,472,181	17,799
07/31/2025	BNP Paribas S.A.	GBP	6,347,091	USD	8,577,364	23,487
07/31/2025	Canadian Imperial Bank of Commerce	EUR	59,188,599	USD	67,527,089	65,822
07/31/2025	Canadian Imperial Bank of Commerce	GBP	6,443,259	USD	8,704,521	21,040
07/31/2025	Canadian Imperial Bank of Commerce	SEK	51,321,283	USD	5,399,344	26,765
06/30/2025	Morgan Stanley and Co. International PLC	EUR	62,773,064	USD	71,696,566	297,357
07/31/2025	Morgan Stanley and Co. International PLC	GBP	109,656	USD	148,038	256
07/31/2025	Royal Bank of Canada	EUR	59,188,599	USD	67,467,604	6,338
06/30/2025	State Street Bank & Trust Co.	EUR	62,216,414	USD	71,024,392	258,326
06/30/2025	State Street Bank & Trust Co.	USD	8,528,525	EUR	7,500,000	2,109
07/31/2025	State Street Bank & Trust Co.	GBP	6,443,259	USD	8,712,477	28,996
07/31/2025	State Street Bank & Trust Co.	USD	52,889	SEK	507,181	205
Subtotal—Appreciation						1,056,038
Currency Risk
06/30/2025	Barclays Bank PLC	GBP	6,638,251	USD	8,847,411	(97,765)
06/30/2025	BNP Paribas S.A.	EUR	2,500,000	USD	2,804,977	(38,568)
06/30/2025	BNP Paribas S.A.	USD	66,333,707	EUR	58,305,187	(16,340)
06/30/2025	BNP Paribas S.A.	USD	8,576,194	GBP	6,347,091	(23,361)
06/30/2025	Canadian Imperial Bank of Commerce	GBP	50,867	USD	67,778	(767)
06/30/2025	Canadian Imperial Bank of Commerce	USD	67,386,220	EUR	59,188,599	(64,045)
06/30/2025	Canadian Imperial Bank of Commerce	USD	8,703,363	GBP	6,443,259	(20,942)
06/30/2025	Canadian Imperial Bank of Commerce	USD	5,373,788	SEK	51,179,123	(26,723)
07/31/2025	Canadian Imperial Bank of Commerce	EUR	1,228,366	USD	1,399,215	(838)
06/30/2025	Goldman Sachs International	SEK	152,273	USD	15,792	(117)
06/30/2025	J.P. Morgan Chase Bank, N.A.	USD	8,551,916	EUR	7,500,000	(21,281)
06/30/2025	Morgan Stanley and Co. International PLC	GBP	6,272,246	USD	8,356,171	(95,806)
06/30/2025	Royal Bank of Canada	SEK	51,815,690	USD	5,378,771	(34,801)
06/30/2025	Royal Bank of Canada	USD	67,327,031	EUR	59,188,599	(4,856)
06/30/2025	State Street Bank & Trust Co.	EUR	1,976,494	USD	2,215,295	(32,805)
06/30/2025	State Street Bank & Trust Co.	GBP	6,272,246	USD	8,352,253	(99,724)
06/30/2025	State Street Bank & Trust Co.	USD	8,711,318	GBP	6,443,259	(28,898)
Subtotal—Depreciation						(607,637)
Total Forward Foreign Currency Contracts						$448,401

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
SEK	—Swedish Krona
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$1,783,639,588	$280,355,966	$2,063,995,554
U.S. Dollar Denominated Bonds & Notes	—	128,073,782	—	128,073,782
Common Stocks & Other Equity Interests	10,511,129	22,400,095	57,547,359	90,458,583
Non-U.S. Dollar Denominated Bonds & Notes	—	59,151,808	9,884,977	69,036,785
Preferred Stocks	—	—	9,713,574	9,713,574
Money Market Funds	77,353,925	—	—	77,353,925
Total Investments in Securities	87,865,054	1,993,265,273	357,501,876	2,438,632,203
Other Investments - Assets*
Investments Matured	—	—	82,393	82,393
Forward Foreign Currency Contracts	—	1,056,038	—	1,056,038
	—	1,056,038	82,393	1,138,431
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(607,637)	—	(607,637)
Total Other Investments	—	448,401	82,393	530,794
Total Investments	$87,865,054	$1,993,713,674	$357,584,269	$2,439,162,997

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended May 31, 2025:
	Value 08/31/24*	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3**	Transfers out of Level 3**	Value 05/31/25
Variable Rate Senior Loan Interests	$204,173,262	$135,443,811	$(90,523,905)	$4,119,647	$(14,575,527)	$(10,929,851)	$78,744,833	$(26,096,304)	$280,355,966
Common Stocks & Other Equity Interests	39,710,508	7,155,624	(950,971)	—	(1,584,488)	4,549,522	8,677,544	(10,380)	57,547,359
Non-U.S. Dollar Denominated Bonds & Notes	130,070	9,458,146	(128,769)	378,028	128,769	(81,267)	—	—	9,884,977
Preferred Stocks	11,855,095	—	—	—	—	(2,141,521)	—	—	9,713,574
Investments Matured	12,426	744,642	(748,073)	—	61,083	12,315	—	—	82,393
Total	$255,881,361	$152,802,223	$(92,351,718)	$4,497,675	$(15,970,163)	$(8,590,802)	$87,422,377	$(26,106,684)	$357,584,269
*Prior year balances have been adjusted for a change in security classification.
**Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.
Invesco Floating Rate ESG Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 05/31/25	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Variable Rate Senior Loan Interests	$ 280,355,966	Discounted Cash Flow Model	Discount Rate	10.58% - 15.23%	13.10%
		Expected Recovery	Anticipated Proceeds	0.00% of Par - 77.00% of Par	51.59% of Par
		Third-Party Pricing	Broker Quote	44.50% of Par - 100.50% of Par	100.4% of Par
Common Stocks & Other Equity Interests	57,547,359	Comparable Companies	EBITDA Multiple	3.50x - 5.50x	4.69x
Non-U.S. Dollar Denominated Bonds & Notes	9,884,977	Expected Recovery	Anticipated Proceeds	89.00% of Par	-
Preferred Stocks	9,713,574	Comparable Companies	EBITDA Multiple	8.50x	-
Investments Matured	82,393	Expected Recovery	Anticipated Proceeds	41.00% of Par	-
Total	$ 357,584,269
Invesco Floating Rate ESG Fund